Inventories - Summary of Inventories (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [abstract]
Raw materials, components, consumables and manufacturing work in progress	kr 4,015	kr 5,043
Finished products and goods for resale	8,864	12,183
Contract work in progress	12,081	13,081
Inventories, net	kr 24,960	kr 30,307